ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details Narrative) - USD ($)	1 Months Ended
	Oct. 28, 2021	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accounts payable current		$ 1,400,791	$ 1,344,631	$ 1,327,167
Payroll taxes payable		1,998,735
Commissions payable		221,188	221,188
Amount offered in trust fund	$ 1,400,000
Liability	534,457	25,651,033	26,046,833	39,777,577
Payments for internal revenue service	$ 106,891
Payroll taxes payable		$ 1,998,735	$ 1,998,735	$ 2,104,551